UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2005
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 10, 2006
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      61
                                           ------------

Form 13F Information Table Value Total:      $99,174
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     450     11400   SH         SOLE                  11000             400
                                                          315      8000   SH         OTHER                                  8000
Alcatel                          COM        013904305     173     13926   SH         SOLE                  13926
American International Group     COM        026874107    2634     38600   SH         SOLE                  36100            2500
                                                           68      1000   SH         OTHER                                  1000
Applied Materials Inc.           COM        038222105    1498     83500   SH         SOLE                  78000            5500
                                                           54      3000   SH         OTHER                                  3000
BP Amoco PLC                     COM        055622104     223      3474   SH         SOLE                   3174             300
                                                          241      3760   SH         OTHER                                  3760
Bank of New York                 COM        064057102     433     13600   SH         SOLE                  13600
Berkshire Hathaway Inc. Class    COM        084670207     247        84   SH         SOLE                     84
Bristol Myers Co.                COM        110122108     221      9600   SH         SOLE                   9600
Cabot Microelectronics           COM        12709P103     841     28700   SH         SOLE                  25700            3000
Cisco Systems                    COM        17275R102    2638    154100   SH         SOLE                 143700           10400
Citigroup, Inc.                  COM        172967101     796     16405   SH         SOLE                  16405
Coca Cola Co.                    COM        191216100    1314     32600   SH         SOLE                  30600            2000
E. I. duPont de Nemours & Co.    COM        263534109    1636     38500   SH         SOLE                  36200            2300
Exxon Mobil                      COM        30231G102     694     12352   SH         SOLE                  12052             300
                                                          493      8784   SH         OTHER                                  8784
General Electric Co.             COM        369604103    2666     76071   SH         SOLE                  72811            3260
                                                          523     14928   SH         OTHER                                 14928
Hewlett Packard                  COM        428236103     750     26200   SH         SOLE                  22400            3800
Huntington Bancshares Inc.       COM        446150104    1085     45700   SH         SOLE                  42500            3200
IBM                              COM        459200101    1344     16352   SH         SOLE                  15152            1200
                                                           87      1064   SH         OTHER                                  1064
ING Groep NV                     COM        456837103    2504     71900   SH         SOLE                  67900            4000
Intel Corp.                      COM        458140100    2638    105700   SH         SOLE                  97700            8000
                                                           37      1500   SH         OTHER                                  1500
JP Morgan Chase                  COM        46625H100    1167     29400   SH         SOLE                  27400            2000
Johnson & Johnson                COM        478160104    3372     56100   SH         SOLE                  51800            4300
KLA Tencor Corp.                 COM        482480100     306      6200   SH         SOLE                   4200            2000
Koninklijke Philips Elec         COM        500472303    1497     48120   SH         SOLE                  44620            3500
Marsh & McLennan Companies Inc   COM        571748102    2277     71694   SH         OTHER                                 71694
Masco Corp.                      COM        574599106    1331     44100   SH         SOLE                  41200            2900
Medimmune, Inc.                  COM        584699102    1909     54500   SH         SOLE                  49700            4800
                                                           39      1100   SH         OTHER                                  1100
Microsoft Corp.                  COM        594918104    2387     91300   SH         SOLE                  82900            8400
                                                           84      3200   SH         OTHER                                  3200
Molson Coors Brewery             COM        60871R209    1313     19600   SH         SOLE                  18300            1300
Motorola, Inc.                   COM        620076109    2176     96340   SH         SOLE                  89740            6600
National City Corp.              COM        635405103    2939     87548   SH         SOLE                  79800            7748
                                                          168      5000   SH         OTHER                                  5000
PepsiCo Inc.                     COM        713448108     591     10000   SH         SOLE                  10000
Plum Creek Timber                COM        729251108    1247     34600   SH         SOLE                  31600            3000
Procter & Gamble Company         COM        742718109     295      5100   SH         SOLE                   4800             300
Progressive Corp.-Ohio           COM        743315103    2821     24153   SH         SOLE                  24153
                                                        30202    258624   SH         OTHER                255624            3000
Royal Dutch Shell                COM        780259206     861     14000   SH         SOLE                  14000
Stryker Corp.                    COM        863667101    6471    145654   SH         SOLE                 138354            7300
                                                          444     10000   SH         OTHER                                 10000
Tiffany & Company                COM        886547108    1348     35200   SH         SOLE                  32700            2500
Toyota Motor                     COM        892331307    1831     17500   SH         SOLE                  16000            1500
                                                           52       500   SH         OTHER                                   500
Unilever PLC                     COM        904767704    1713     42700   SH         SOLE                  39800            2900
                                                           60      1500   SH         OTHER                                  1500
Washington Post 'B'              COM        939640108     765      1000   SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102     623     16000   SH         SOLE                  16000
Wyeth                            COM        983024100       9       200   SH         SOLE                                    200
                                                          276      6000   SH         OTHER                                  6000
BBVA Privanza, Cap. B            PFD        05529T206     706     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400    1290     52000   SH         SOLE                  42000           10000